Acquisitions of Subsidiaries (Details 2) (Beijing Jiahua, USD $)	1 Months Ended
Aug. 31, 2011
Allocated Value
Liabilities assumed	$ (468)
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)
Total	12,815,317
Cash consideration	9,416,363
Total tangible assets acquired	78,775
Beijing Advertisement
Allocated Value
Percentage of subsidiary equity interest as consideration	16.00%
Fair value of equity interest	3,398,954
Customer relationship
Allocated Value
Intangible assets acquired:	3,307,686
Amortization Period (in years)	7.3
Non-compete agreements
Allocated Value
Intangible assets acquired:	$ 953,596
Amortization Period (in years)	2.6